Non-Current Assets - Intangibles (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Disclosure of Non-Current Assets - Intangibles

	Intellectual
	Property
	Assets	Goodwill	Total
	A	A$	A$
At June 30, 2021
Cost or fair value	24,880,102	109,962	24,990,064
Accumulated amortization	(12,142,816)	—	(12,142,816)

Net book amount	12,737,286	109,962	12,847,248

Fiscal Year ended June 30, 2022
Opening net book amount	12,737,286	109,962	12,847,248
Exchange difference	(478,979)	—	(478,979)
Amortization charge	(1,814,199)	—	(1,814,199)

Closing net book amount	10,444,108	109,962	10,554,070

At June 30, 2022
Cost or fair value	23,864,364	109,962	23,974,326
Accumulated amortization	(13,420,256)	—	(13,420,256)

Net book amount	10,444,108	109,962	10,554,070

Fiscal Year ended June 30, 2023
Opening net book amount	10,444,108	109,962	10,554,070
Exchange difference	758,017	—	758,017
Amortization charge	(1,821,865)	—	(1,821,865)

Closing net book amount	9,380,260	109,962	9,490,222

At June 30, 2023
Cost or fair value	25,816,589	109,962	25,926,551
Accumulated amortization	(16,436,329)	—	(16,436,329)

Net book amount	9,380,260	109,962	9,490,222